Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2022
Creek Road Miners Inc [Member]
Amounts Due to Related Parties

Note 8. Amounts Due to Related Parties

Amounts due to related parties as of December 31, 2022 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued Interest and expenses	$318,750	$1,825,195	$912,044	$3,055,989
Current secured convertible debentures	—	2,496,850	2,496,850	4,993,700
Total	$318,750	$4,322,045	$3,408,894	$8,049,689

Amounts due to related parties as of December 31, 2021 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued Interest and expenses	$93,750	$1,525,479	$612,329	$2,231,558
Current secured convertible debenture	—	2,500,000	—	2,500,000
Non-current secured convertible debenture	—	—	2,500,000	2,500,000
Total	$93,750	$4,025,479	$3,112,329	$7,231,558

As of December 31, 2022, the Convertible Debentures with an aggregate principal amount of $4,993,700, comprised of a Convertible Debenture with a principal amount of $2,496,850 held by Bristol Investment Fund (the “Bristol Convertible Debenture”) and the Barlock Convertible Debenture with a principal amount of $2,496,850, were convertible into an aggregate of 28,535,429 shares of common stock (exclusive of any accrued and unpaid interest), using a conversion price of $0.175.